Basis of Presentation and Summary of Significant Accounting Policies - Segment Information (Detail)	Sep. 26, 2015 Restaurant Country	Dec. 27, 2014 Restaurant Country	Sep. 27, 2014 Restaurant Country	Dec. 28, 2013 Restaurant	Dec. 29, 2012 Restaurant	Dec. 31, 2011 Restaurant	Mar. 16, 2010
Franchisor Disclosure [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%					100.00%
Number of Restaurants		712		614	546
Franchised Units [Member]
Franchisor Disclosure [Line Items]
Number of Restaurants		693		590	523	475
Franchised Units [Member] | Non-US [Member]
Franchisor Disclosure [Line Items]
Number of Restaurants	51	41
Number of Countries in which Entity Operates | Country	6	5	5
Franchised Units [Member] | UNITED STATES [Member]
Franchisor Disclosure [Line Items]
Number of Restaurants	737	652
Franchised Units [Member] | United States And Non-US [Member]
Franchisor Disclosure [Line Items]
Number of Restaurants	788		659
Entity Operated Units [Member]
Franchisor Disclosure [Line Items]
Number of Restaurants		19		24	23	24
Entity Operated Units [Member] | UNITED STATES [Member]
Franchisor Disclosure [Line Items]
Number of Restaurants	19	19	19